UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tremblant Capital Group

Address:  767 Fifth Avenue
          New York, New York 10153

13F File Number: 028-11746

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Grace Lee
Title:    Assistant Compliance Officer
Phone:    (212) 735-7447

Signature, Place and Date of Signing:


/s/ Grace Lee                  New York, New York              May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     74

Form 13F Information Table Value Total:   $1,845,184
                                           (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
                                                       TREMBLANT CAPITAL GROUP
                                                            SEC Form 13-F
                                                           March 31, 2009
COLUMN 1                          COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                             VALUE     SHRS OR    SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (x1000)   PRN AMT    PRN CALL   DISCRETION   MNGRS  SOLE  SHARED   NONE
--------------                 --------------    -----       -------   -------    --- ----   ----------   -----  ----  ------   ----
AMAZON COM INC                 COM              023135106    4,237         57,700 SH  CALL      SOLE                 57,700
AMERICAN SUPERCONDUCTOR CORP   COM              030111108    3,585        207,100 SH  CALL      SOLE                207,100
AMERISOURCEBERGEN CORP         COM              03073E105   19,625        600,890 SH            SOLE                600,890
APPLE INC                      COM              037833100   61,295        583,100 SH  CALL      SOLE                583,100
APPLE INC                      COM              037833100   84,781        806,514 SH            SOLE                806,514
APPLE INC                      COM              037833100   26,038        247,700 SH   PUT      SOLE                247,700
BAIDU INC                      SPON ADR REP A   056752108   67,193        380,483 SH            SOLE                380,483
BAIDU INC                      SPON ADR REP A   056752108    6,728         38,100 SH   PUT      SOLE                 38,100
BANKRATE INC                   COM              06646V108    6,520        261,303 SH            SOLE                261,303
BANKRATE INC                   COM              06646V108    6,512        261,000 SH   PUT      SOLE                261,000
BURLINGTON NORTHN SANTA FE C   COM              12189T104    5,584         92,829 SH            SOLE                 92,829
CANADIAN NAT RES LTD           COM              136385101   20,841        540,481 SH            SOLE                540,481
CATALYST HEALTH SOLUTIONS IN   COM              14888B103   15,379        775,948 SH            SOLE                775,948
CHEESECAKE FACTORY INC         COM              163072101    6,340        553,700 SH  CALL      SOLE                553,700
CHEESECAKE FACTORY INC         COM              163072101   26,592      2,322,414 SH            SOLE              2,322,414
CHIPOTLE MEXICAN GRILL INC     CL B             169656204   63,111      1,101,226 SH            SOLE              1,101,226
COSTCO WHSL CORP NEW           COM              22160K105   40,131        866,388 SH            SOLE                866,388
COVANCE INC                    COM              222816100    6,606        185,412 SH            SOLE                185,412
CSX CORP                       COM              126408103    6,793        262,795 SH            SOLE                262,795
CVS CAREMARK CORPORATION       COM              126650100   20,785        756,100 SH  CALL      SOLE                756,100
DIRECTV GROUP INC              COM              25459L106   19,473        854,472 SH            SOLE                854,472
ECLIPSYS CORP                  COM              278856109    4,588        452,500 SH  CALL      SOLE                452,500
ECLIPSYS CORP                  COM              278856109   14,714      1,451,091 SH            SOLE              1,451,091
EQUINIX INC                    COM NEW          29444U502    5,445         96,966 SH            SOLE                 96,966
FACTSET RESH SYS INC           COM              303075105    6,394        127,900 SH  CALL      SOLE                127,900
FREDS INC                      CL A             356108100    7,118        631,000 SH  CALL      SOLE                631,000
GANNETT INC                    COM              364730101    3,431      1,559,500 SH  CALL      SOLE              1,559,500
GOOGLE INC                     CL A             38259P508   49,001        140,782 SH            SOLE                140,782
GREEN MTN COFFEE ROASTERS IN   COM              393122106   40,683        847,571 SH            SOLE                847,571
GREEN MTN COFFEE ROASTERS IN   COM              393122106    8,458        176,200 SH   PUT      SOLE                176,200
HARLEY DAVIDSON INC            COM              412822108    2,966        221,500 SH  CALL      SOLE                221,500
HOLOGIC INC                    COM              436440101   26,587      2,031,100 SH  CALL      SOLE              2,031,100
HOLOGIC INC                    COM              436440101   48,614      3,713,844 SH            SOLE              3,713,844
ICON PUB LTD CO                SPONSORED ADR    45103T107   20,890      1,293,520 SH            SOLE              1,293,520
INTUITIVE SURGICAL INC         COM NEW          46120E602   11,443        120,000 SH  CALL      SOLE                120,000
INVERNESS MED INNOVATIONS IN   COM              46126P106   27,440      1,030,434 SH            SOLE              1,030,434
J CREW GROUP INC               COM              46612H402   21,991      1,668,547 SH            SOLE              1,668,547
KELLOGG CO                     COM              487836108   13,308        363,309 SH            SOLE                363,309
K-SWISS INC                    CL A             482686102      916        107,296 SH            SOLE                107,296
LAS VEGAS SANDS CORP           COM              517834107   11,429      3,797,100 SH  CALL      SOLE              3,797,100
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500    4,289        214,999 SH            SOLE                214,999
MASTERCARD INC                 CL A             57636Q104   50,391        300,877 SH            SOLE                300,877
MASTERCARD INC                 CL A             57636Q104   24,603        146,900 SH   PUT      SOLE                146,900
MCKESSON CORP                  COM              58155Q103   25,930        740,000 SH  CALL      SOLE                740,000
MELCO CROWN ENTMT LTD          ADR              585464100   49,476     15,084,220 SH            SOLE             15,084,220
MELCO CROWN ENTMT LTD          ADR              585464100      381        116,200 SH  CALL      SOLE                116,200
MEMC ELECTR MATLS INC          COM              552715104    6,619        401,420 SH            SOLE                401,420
MGM MIRAGE                     COM              552953101    4,471      1,918,900 SH  CALL      SOLE              1,918,900
MOLSON COORS BREWING CO        CL B             60871R209   26,405        770,268 SH            SOLE                770,268
MONSANTO CO NEW                COM              61166W101   27,938        336,192 SH            SOLE                336,192
NETFLIX INC                    COM              64110L106    3,704         86,300 SH  CALL      SOLE                 86,300
NTELOS HLDGS CORP              COM              67020Q107    1,916        105,609 SH            SOLE                105,609
OMNICARE INC                   COM              681904108   12,245        500,000 SH  CALL      SOLE                500,000
PACIFIC SUNWEAR CALIF INC      COM              694873100    2,518      1,517,023 SH            SOLE              1,517,023
PHARMACEUTICAL PROD DEV INC    COM              717124101   14,577        614,550 SH            SOLE                614,550
PROCTER & GAMBLE CO            COM              742718109   83,132      1,765,379 SH            SOLE              1,765,379
QUALCOMM INC                   COM              747525103   76,151      1,957,099 SH            SOLE              1,957,099
QUALCOMM INC                   COM              747525103   23,241        597,300 SH   PUT      SOLE                597,300
QUALITY SYS INC                COM              747582104    3,683         81,400 SH  CALL      SOLE                 81,400
RED HAT INC                    COM              756577102   32,242      1,807,300 SH  CALL      SOLE              1,807,300
RED HAT INC                    COM              756577102   72,838      4,082,868 SH            SOLE              4,082,868
RED HAT INC                    COM              756577102    7,118        399,000 SH   PUT      SOLE                399,000
RESEARCH IN MOTION LTD         COM              760975102   67,105      1,556,600 SH  CALL      SOLE              1,556,600
RESEARCH IN MOTION LTD         COM              760975102   84,273      1,954,844 SH            SOLE              1,954,844
RESEARCH IN MOTION LTD         COM              760975102   16,921        392,500 SH   PUT      SOLE                392,500
SCHWAB CHARLES CORP NEW        COM              808513105   19,560      1,261,933 SH            SOLE              1,261,933
SINA CORP                      ORD              G81477104    7,119        306,200 SH  CALL      SOLE                306,200
SOHU COM INC                   COM              83408W103    8,217        198,900 SH  CALL      SOLE                198,900
THERMO FISHER SCIENTIFIC INC   COM              883556102   18,476        517,977 SH            SOLE                517,977
UNION PAC CORP                 COM              907818108   35,116        854,193 SH            SOLE                854,193
VISA INC                       COM CL A         92826C839   10,403        187,100 SH  CALL      SOLE                187,100
VISA INC                       COM CL A         92826C839   94,330      1,696,574 SH            SOLE              1,696,574
VISA INC                       COM CL A         92826C839   26,677        479,800 SH   PUT      SOLE                479,800
WAL MART STORES INC            COM              931142103   59,552      1,143,024 SH            SOLE              1,143,024

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